Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Net receivable from canceled derivative contracts	$ 7	$ 7
Amount of general unsecured claims from termination agreements	51
Maximum value of distributions from contingency claim	$ 51